Related Party Transactions (Details) (Loans to directors, executive officers or principal holders [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Loans to directors, executive officers or principal holders [Member]
Loans to directors, executive officers or principal holders [Roll Forward]
Balance, Beginning	$ 5,504,230	$ 9,797,492
New Loans	8,075,835	15,455,299
Repayments	(10,510,517)	(17,871,362)
Transactions Due to Changes in Directors	1,706,944	(1,877,199)
Balance, Ending	$ 4,776,492	$ 5,504,230